Income Taxes - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Taxes [Line Items]
U.S. federal statutory rate	21.00%	21.00%	21.00%	35.00%
Percentage of income attributable to wholly-owned operations and investments for which income tax expense and effective tax rate calculated	100.00%	100.00%	100.00%
Valuation allowance	$ 668	$ 655
Gross unrecognized tax benefits	6,505	5,367	$ 4,902	$ 4,225
Unrecognized tax benefits that, if recognized, would affect the effective tax rate	5,461	4,367
Estimated accrued interest and penalties resulting from unrecognized tax benefits	982	$ 855
Foreign subsidiaries earnings	85,000
Measurement period estimated net income tax benefit			1,819
Total net income tax benefit attributable to passage of the TCJA			$ 11,774
State and other
Income Taxes [Line Items]
Net operating loss carry forwards	$ 14,427
State and other | Maximum
Income Taxes [Line Items]
State and other net operating loss carry forwards expiration date	2040
State and other | Minimum
Income Taxes [Line Items]
State and other net operating loss carry forwards expiration date	2021
Foreign
Income Taxes [Line Items]
Net operating loss carry forwards	$ 10,565
Foreign | Maximum
Income Taxes [Line Items]
State and other net operating loss carry forwards expiration date	2040
Foreign | Minimum
Income Taxes [Line Items]
State and other net operating loss carry forwards expiration date	2036
Federal
Income Taxes [Line Items]
Net operating loss carry forwards	$ 0